Trade payables, net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade payables, net
		As of December 31,
	Notes	2021	2020
Product suppliers	16.1	6,422	5,450
Service providers		74	85
Service providers - related parties	11.1	22	11
Bonuses from suppliers	16.2	(576)	(488)
Total		5,942	5,058